RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 9 — RELATED PARTY TRANSACTIONS

MB Technology Holdings, LLC
On April 29, 2014, the Company entered into a management agreement (the “Management Agreement”) with MB Technology Holdings, LLC (“MBTH”), pursuant to which MBTH agreed to provide certain management and financial services to the Company for a monthly fee of $25,000. The Management Agreement was effective January 1, 2014. For the three months and nine months ended September 30, 2015, the Company incurred fees related to the Management Agreement of $75,000 and $225,000, respectively, compared to $75,000 and $225,000, respectively, for the three and nine months ended September 30, 2014. As of September 30, 2015, MBTH owned approximately 11.52% of the Company’s outstanding shares. Roger Branton, the Company’s Chief Financial Officer, and George Schmitt, the Company’s Executive Chairman and, effective as of February 17, 2015, Chief Executive Officer, are directors of MBTH, and Richard Mooers, a director of the Company, is the CEO and a director of MBTH.

On February 24, 2015, the company issued 399,114 shares of common stock to MBTH in consideration of settling $1,756,098 of amounts due to related parties at a price of $4.40 per share. The balance outstanding to MBTH at September 30, 2015 is $893,000 and has been included in due to related parties on the condensed balance sheet.

The Company has agreed to award MBTH a 3% cash success fee if MBTH arranges financing for the Company, arranges a merger, consolidation or sale by the Company of substantially all of the assets. On February 24, 2015, MBTH invoiced the Company for $700,000 in fees associated with equity financings through April 16, 2014 at a rate of 3% per financing less certain discounts. The Company also accrued for an additional fee of approximately $109,000 for equity financings between April 17, 2014 and December 31, 2014. The balance of $809,000 was recorded as an expense in general and administrative expenses and included in due to related parties as of December 31, 2014. The $809,000 was included in the settlement of amounts due to related parties in exchange for common stock on February 23, 2015, as disclosed above. The Company accrued an additional approximate $90,000 for equity financings between January 1, 2015 and September 30, 2015 which is included in the $893,000 due to related parties on the condensed balance sheet.

George Schmitt- Due to Related Party
As disclosed in Note 6, on February 23, 2015, the Company issued 845,000 shares of Series B Preferred Stock, 5,310 shares of common stock, and warrants to purchase an aggregate 42,250 shares of common stock exercisable for five years at a price of $20.00 per share in full settlement and extinguishment of $845,000 due to family members of George Schmitt. See Note 6.

From January 1, 2015 through September 30, 2015, the Company received a total of $1,900,000 in loans from George Schmitt, Chairman of the Board and, effective as of February 17, 2015, Chief Executive Officer. On August 19, 2015, the Company repaid $500,000 of the outstanding due to related party balance owed to George Schmitt.

Deferred Revenue
On October 16, 2013, the Company completed the first delivery of xMax comprehensive cognitive radio system, shipping equipment and providing engineering services required to fulfill the $179,000 purchase order that was received from rural broadband provider Walnut Hill Telephone Company on November 26, 2012. Larry Townes is Chairman of Townes Tele-Communications, Inc., the parent company of Walnut Hill Telephone Company. Given that Larry Townes was a director of xG Technology, at the time of the purchase order, the sale of equipment to Walnut Hill Telephone Company was, at the time it was entered into, considered to be a related party transaction. Due to Walnut Hill Telephone Company waiting for the equipment to meet certain technical specifications, the revenue from this transaction was considered deferred revenue as of December 31, 2014.

On December 16, 2013, the Company sold xMax comprehensive cognitive radio system to Haxtun Telephone Company for $301,000 to fulfill a purchase order that was received on November 24, 2012. Larry Townes is Chairman of Townes Tele-Communications, Inc., the parent company of Haxtun Telephone Company. Given that Larry Townes was a director of xG Technology, at the time of the purchase order, the sale of equipment to Haxtun Telephone Company was, at the time it was entered into, considered to be a related party transaction. Due to Haxtun Telephone Company waiting for the equipment to meet certain technical specifications, the revenue from this transaction was considered deferred revenue as of December 31, 2014.

On March 31, 2015, the Company shipped additional equipment purchased by Larry Townes and received a partial payment for the equipment that had been previously delivered in those transactions as the purchasers indicated that the equipment met certain technical specifications associated with their networks. Previously, Walnut Hill Telephone Company and Haxtun Telephone Company did not intend to deliver payment until such technical specifications were satisfied. These specifications have now been satisfied and the deferred revenue has been recorded as revenue.

In May 2015, the Company received an order for approximately $100,000 in xMax mobile broadband wireless equipment and services which will be deployed in a network to be initially installed in Escazu, Costa Rica, with plans to expand in other Latin American locations. The xMax equipment order was received from Itellum, LLC (“Itellum”), a related party, one of four companies who have entered into a formal agreement to participate in the initial xMax deployment as well as expansion into other Latin American markets thereafter. The other partners include Level 3 Communications (“Level 3”), Osmin Vargas Corporacion (“OV”), and MB Technology Holdings, LLC (“MBTH”), a related party. In June 2015, the Company announced the successful installation and initial deployment of an xMax broadband network in Escazu, Costa Rica by Itellum. This represents the first stage of xMax network deployments that are expected to cover additional areas of Costa Rica, with plans for expansion into other Latin American locations. In June 2015, the Company received an additional order for approximately $58,000 in xMax mobile broadband wireless equipment and services from Itellum.

Related party revenue was $4,000 and $156,000 for the three and nine months ended September 30, 2015 compared to $0 and $0 for the corresponding periods in 2014.

17 — RELATED PARTY TRANSACTIONS

MBTH — Due to Related Party

As of December 31, 2014, MBTH owned approximately 24% of the Company’s outstanding shares. Roger Branton, the Company’s Chief Financial Officer, and George Schmitt, the Company’s Executive Chairman, are directors of MBTH, and Richard Mooers, a director of the Company, is the CEO and a director of MBTH.

On April 29, 2014, the Company entered into a management agreement (the “Management Agreement”) with MB Technology Holdings, LLC (“MBTH”), pursuant to which MBTH agreed to provide certain management and financial services to the Company for a monthly fee of $25,000. The Management Agreement was effective January 1, 2014. The Company incurred fees related to the Management Agreement of $300,000 and $0, respectively, for the year ended December 31, 2014 and 2013. During the year ended December 31, 2014, the Company paid $225,000 of the fees under the Management Agreement and the remaining $75,000 was included in due to related parties at December 31, 2014.

During the year ended December 31, 2014, MBTH did not fund any additional liabilities on behalf of the Company under the 2011 assumption of liability agreement with MBTH. During the year ended December 31, 2014, the Company repaid MBTH $280,000 for liabilities previously paid by MBTH and the balance due to MBTH under the 2011 assumption of liability agreement was $931,000 as of December 31, 2014 which is included in due to related parties.

The Company agreed to award MBTH a 3% cash success fee if MBTH arranges financing for the Company or arranges a merger, consolidation or sale by the Company of substantially all of the assets. On February 24, 2015, MBTH invoiced the Company for $700,000 in fees associated with equity financings through April 16, 2014 at a rate of 3% per financing less certain discounts. The Company also accrued for an additional fee of approximately $109,000 for equity financings between April 17, 2014 and December 31, 2014. The balance of $809,000 was recorded as an expense in general and administrative expenses and included in due to related parties.

In December 2014, MBTH loaned the Company $50,000 for payroll related expenses. This balance was included in due to related parties.

George Schmitt — Due to Related Party

On December 30, 2014, the Company received a $245,000 loan from George Schmitt, Chairman of the Board and, effective as of February 17, 2015, Chief Executive Officer. This amount was recorded in due to related parties.

Deferred Revenue

On October 16, 2013, the Company completed the first delivery of xMax comprehensive cognitive radio system, shipping equipment and providing engineering services required to fulfill the $179,000 purchase order that was received from rural broadband provider Walnut Hill Telephone Company on November 26, 2012. Larry Townes is Chairman of Townes Tele-Communications, Inc., the parent company of Walnut Hill Telephone Company. Given that Larry Townes was a director of xG Technology, at the time of the purchase order, the sale of equipment to Walnut Hill Telephone Company was, at the time it was entered into, considered to be a related party transaction. Due to Walnut Hill Telephone Company waiting for the equipment to meet certain technical specifications, the revenue from this transaction is considered deferred revenue as of December 31, 2014.

On December 16, 2013, the Company sold xMax comprehensive cognitive radio system to Haxtun Telephone Company for $301,000 to fulfill a purchase order that was received on November 24, 2012. Larry Townes is Chairman of Townes Tele-Communications, Inc., the parent company of Haxtun Telephone Company. Given that Larry Townes was a director of xG Technology, at the time of the purchase order, the sale of equipment to Haxtun Telephone Company was, at the time it was entered into, considered to be a related party transaction. Due to Haxtun Telephone Company waiting for the equipment to meet certain technical specifications, the revenue from this transaction is considered deferred revenue as of December 31, 2014.

Any transactions subsequent to Larry Townes resigning will not be considered related party transactions.

Mooers Branton & Co. Incorporated

On March 2, 2006, the Company entered into a management agreement (the “MBC Management Agreement”) with Mooers Branton & Co. Incorporated (“MBC”), a Florida corporation, pursuant to which MBC agreed to provide certain management and financial services to the Company for a monthly fee of $80,000. The MBC Management Agreement was terminated on January 1, 2014. The Company incurred fees related to the MBC Management Agreement of $0 and $720,000, respectively, for the year ended December 31, 2014 and 2013. MBC is beneficially controlled and operated by Richard Mooers, a director and Roger Branton, the Chief Financial Officer, of the Company.